Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 2,092,022	$ 4,274,116
Accounts receivable	2,831
Other receivable		5,000
Prepaid expenses and other current assets	44,020	53,609
Property and Equipment - Net	97,434	95,706	12,655
Capitalized Software Costs - Net	786,412	99,000
Security Deposit	5,000	5,000	5,000
Total assets	3,027,719	4,532,431	17,655
Current Liabilities
Accounts payable	125,661	5,264
Advances from stockholder		1,065	28,728
Accrued compensation	223,368	47,674
Accrued subcontractor fees	13,950	16,915	13,500
Accrued professional fees	54,536	172,340	2,500
Other accrued liabilities	24,043	9,994	3,992
Total liabilities	441,558	253,252	48,720
Stockholders' Equity:
Common stock, $.0001 par value; 100,000,000 shares authorized; 13,090,585 and 12,750,307 shares issued and outstanding at March 31, 2019 and June 30, 2018, respectively	1,309	1,275	583
Preferred stock, $.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding at March 31, 2019 and June 30, 2018
Additional paid-in capital	5,253,776	4,799,471	(183)
Accumulated deficit	(2,668,924)	(521,567)	(31,465)
Total stockholders' equity	2,586,161	4,279,179	(31,065)
Total liabilities and stockholders' equity	$ 3,027,719	$ 4,532,431	$ 17,655